Federated Hermes Conservative Microshort Fund
Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—33.4%
		Aerospace/Auto—0.5%
$ 1,580,000	[1]	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.266% (SOFR - SOFR Compounded +0.630%), 3/16/2029	$ 1,576,768
		Banking—10.8%
2,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 4.106% (SOFR +0.470%), 12/16/2026	2,002,362
2,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.350% (SOFR +0.720%), 1/13/2028	2,002,703
2,310,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.332% (SOFR +0.708%), 8/6/2026	2,311,034
1,175,000	[1]	Fifth Third Bank, Inc., Sr. Unsecd. Note, 4.437% (SOFR +0.810%), 1/28/2028	1,175,820
2,000,000	[1]	Goldman Sachs Bank US.A., Sr. Unsecd. Note, 4.366% (SOFR - SOFR Compounded +0.720%), 6/3/2029	2,003,628
3,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 4.316% (SOFR +0.685%), 10/15/2027	3,002,332
1,155,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 4.176% (SOFR +0.540%), 6/4/2029	1,156,361
3,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 4.424% (SOFR +0.800%), 11/6/2028	3,005,742
3,000,000	[1]	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.247% (SOFR +0.620%), 1/26/2029	3,002,126
3,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series 1, 4.325% (SOFR +0.700%), 11/3/2028	3,004,554
570,000	[1]	State Street Corp., Sr. Unsecd. Note, 4.577% (SOFR +0.950%), 4/24/2028	572,484
2,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 4.256% (SOFR +0.620%), 12/17/2026	2,003,212
3,000,000	[1]	Truist Bank, Sr. Unsecd. Note, 4.397% (SOFR +0.770%), 7/24/2028	3,003,286
3,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, 4.535% (SOFR +0.910%), 5/15/2028	3,010,533
1,955,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 4.407% (SOFR +0.780%), 1/24/2028	1,958,309
		TOTAL	33,214,486
		Consumer Products—0.5%
1,665,000	[1]	Philip Morris International, Inc., Sr. Unsecd. Note, 4.287% (SOFR +0.660%), 10/27/2028	1,670,080
		Electric Power—1.0%
3,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.685%, 9/1/2027	3,013,854
		Finance - Automotive—7.8%
3,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 4.536% (SOFR +0.900%), 9/1/2028	3,005,381
2,905,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.550%, 7/9/2027	2,911,098
2,500,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.470% (SOFR +0.840%), 1/13/2028	2,502,608
3,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.075% (SOFR +1.450%), 11/5/2026	3,005,712
3,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.681% (SOFR +1.050%), 7/15/2027	3,006,019
3,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.520% (SOFR +0.890%), 1/8/2029	3,001,853
2,070,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.475% (SOFR +0.850%), 11/15/2027	2,076,919
1,500,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 5.687% (SOFR +2.050%), 9/13/2027	1,494,335
3,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 4.284% (SOFR +0.650%), 3/19/2027	3,008,509
		TOTAL	24,012,434
		Finance - Retail—1.0%
2,985,000	[1]	American Express Co., Sr. Unsecd. Note, 4.213% (SOFR +0.590%), 2/9/2029	2,989,372
		Health Care—1.5%
3,000,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 4.321%, 9/23/2027	2,996,485
1,615,000	[1]	HCA, Inc., Sr. Unsecd. Note, 4.506% (SOFR +0.870%), 3/1/2028	1,619,271
		TOTAL	4,615,756
		Insurance—3.0%
3,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.350%, 6/24/2026	3,002,110
885,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.324% (SOFR +0.700%), 11/8/2027	889,246
2,310,000	[1]	Metropolitan Life Global Funding I, Sec. Fac. Bond, 144A, 4.337% (SOFR +0.700%), 6/11/2027	2,318,573
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 4.507% (SOFR +0.880%), 4/25/2028	3,019,945
		TOTAL	9,229,874

Principal Amount			Value
		CORPORATE BONDS—continued
		Mining—1.0%
$ 3,000,000	[1]	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.383% (SOFR - SOFR Compounded +0.750%), 10/1/2026	$ 3,003,637
		Pharmaceuticals and Health Care—1.6%
2,000,000	[1]	Eli Lilly & Co., Sr. Unsecd. Note, 4.088% (SOFR - SOFR Compounded +0.460%), 5/20/2029	2,002,047
2,000,000	[1]	Merck & Co., Inc., Sr. Unsecd. Note, 4.001% (SOFR +0.370%), 5/22/2028	1,999,807
790,000	[1]	Pfizer, Inc., Sr. Unsecd. Note, 4.125% (SOFR +0.500%), 11/15/2027	792,222
		TOTAL	4,794,076
		Retail—1.0%
3,000,000	[1]	Amazon.com, Inc., Sr. Unsecd. Note, 4.227% (SOFR +0.590%), 3/13/2029	3,011,697
		Software—1.0%
3,000,000		Synopsys, Inc., Sr. Unsecd. Note, 4.550%, 4/1/2027	3,009,532
		Technology—2.3%
2,610,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.450%, 3/10/2028	2,604,364
1,370,000		Global Payments, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2028	1,366,800
3,000,000	[1]	Oracle Corp., Sr. Unsecd. Note, 4.735% (SOFR - SOFR Compounded +1.110%), 2/4/2029	2,996,278
		TOTAL	6,967,442
		Utility - Electric—0.4%
445,000	[1]	Constellation Energy Generation LLC, Sr. Unsecd. Note, 4.230% (SOFR +0.600%), 1/8/2028	444,882
965,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.425% (SOFR +0.800%), 2/4/2028	969,393
		TOTAL	1,414,275
		TOTAL CORPORATE BONDS (IDENTIFIED COST $102,362,266)	102,523,283
		ASSET-BACKED SECURITIES—32.7%
		Auto Receivables—23.6%
749,190		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	759,346
1,523,580		Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	1,523,528
1,336,823		Ally Bank Auto Credit-Linked Notes 2025-B, Class D, 4.942%, 9/15/2033	1,332,481
869,676		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	873,612
1,000,000		Bank of America Auto Trust 2025-1A, Class A3, 4.350%, 11/20/2029	1,001,919
701,024		Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	701,587
4,000,000		Drive Auto Receivables Trust 2025-2, Class B, 4.140%, 9/15/2032	3,981,845
271,592		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	271,954
892,910		Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	894,664
2,388,423		Enterprise Fleet Financing LLC 2025-2, Class A2, 4.510%, 2/22/2028	2,393,855
977,460		Enterprise Fleet Financing LLC 2025-3, Class A2, 4.500%, 4/20/2028	979,741
1,345,000		Ford Credit Auto Lease Trust 2025-A, Class A4, 4.780%, 2/15/2029	1,352,858
2,450,000	[1]	Ford Credit Floorplan Master Owner Trust 2024-3, Class A2, 4.412% (30-DAY AVERAGE SOFR +0.770%), 9/15/2029	2,461,921
3,000,000	[1]	General Motors 2024-1A, Class A2, 4.392% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	3,009,101
2,000,000		GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	2,011,420
2,000,000		GM Financial Consumer Automobile Receivables Trust 2025-3, Class A3, 4.180%, 8/16/2030	2,001,622
2,717,623		Huntington National Bank, Class B1, 4.503%, 2/20/2034	2,703,768
2,460,000		Hyundai Auto Lease Securitization Trust 2024-A, Class B, 5.560%, 8/15/2028	2,472,927
1,460,000		Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	1,474,288
1,250,000		Hyundai Auto Lease Securitization Trust 2025-B, Class B, 4.940%, 8/15/2029	1,258,952
1,000,000		Navistar Financial Dealer Note 2025-1 B, Class B, 4.420%, 9/25/2030	988,228
3,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 4.542% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	3,012,450
2,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-2A, Class A1, 4.522% (30-DAY AVERAGE SOFR +0.880%), 9/15/2029	2,013,698
3,000,000	[1]	NextGear Floorplan Master Owner Trust 2025-2A, Class A1, 4.322% (30-DAY AVERAGE SOFR +0.680%), 10/15/2030	3,012,373
2,800,000		PenFed Auto Receivables Owner Trust 2025-A, Class A3, 4.030%, 7/15/2030	2,791,166
841,927		Porsche Innovative Lease Owner Trust 2024-1A, Class A3, 4.670%, 11/22/2027	843,484
1,428,000		Santander Bank Auto Credit-Linked Notes 2025-A, Class D, 5.150%, 1/16/2034	1,429,877
631,602		Santander Drive Auto Receivables Trust 2024-4, Class A3, 4.850%, 1/16/2029	632,340

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,610,000		Santander Drive Auto Receivables Trust 2025-1, Class B, 4.880%, 3/17/2031	$ 2,622,782
1,250,000		SBNA Auto Lease Trust 2024-B, Class A4, 5.550%, 12/20/2028	1,258,098
1,000,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	1,001,132
987,284		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	995,205
1,752,429		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	1,781,218
929,535		Securitized Term Auto Receivables Trust 2025-B, Class C, 5.121%, 12/29/2032	934,584
929,535		Securitized Term Auto Receivables Trust 2025-B, Class D, 5.463%, 12/29/2032	933,555
1,740,902		Securitized Term Auto Receivables Trust 2026-A, Class B, 4.284%, 3/25/2033	1,734,303
959,174		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class A2, 4.630%, 7/20/2027	960,675
1,795,063		The Huntington National Bank 2025-1, Class B, 4.957%, 3/21/2033	1,800,787
2,250,000		Toyota Lease Owner Trust 2025-A, Class A4, 4.810%, 6/20/2029	2,264,204
2,015,749		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.728%, 9/26/2033	2,016,135
2,566,947	[1]	Wheels Fleet Lease Funding LLC 2025-1A, Class A2, 4.295% (CME Term SOFR 1 Month +0.670%), 1/18/2040	2,572,842
1,730,000		Wheels Fleet Lease Funding LLC 2025-3A, Class A1, 4.080%, 9/18/2040	1,720,479
1,598,660		World OMNI Select Auto Trust 2025-A, Class A2A, 4.140%, 5/15/2030	1,599,552
		TOTAL	72,380,556
		Credit Card—2.8%
2,000,000		Cards II Trust 2026, Class B, 4.580%, 4/15/2028	1,997,803
1,500,000		Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	1,503,088
2,000,000		Evergreen Credit Card Trust Series 2025-1A, Class B, 4.240%, 10/15/2029	1,991,720
1,500,000		Trillium Credit Card Trust II 2025-1A, Class C, 4.700%, 9/26/2030	1,497,787
1,500,000		Trillium Credit Card Trust II 2026-1A, Class C, 4.901%, 3/26/2031	1,497,622
		TOTAL	8,488,020
		Equipment Lease—3.0%
754,481		Daimler Trucks Retail Trust 2024-1, Class A3, 5.490%, 12/15/2027	758,118
680,000		Dell Equipment Finance Trust 2025-2, Class A3, 4.120%, 3/24/2031	678,603
120,475		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	120,678
1,000,000		DLLMT LLC 2026, Class A2, 4.030%, 7/20/2028	999,587
200,040		Great America Leasing Receivables 2024-2, Class A2, 5.280%, 3/15/2027	200,382
2,530,000		HPEFS Equipment Trust 2024-2A, Class B, 5.350%, 10/20/2031	2,546,160
500,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	504,646
1,000,000		HPEFS Equipment Trust 2025-1A, Class B, 4.510%, 9/20/2032	1,001,807
1,956,696		M&T Equipment Notes 2025-1A, Class A2, 4.700%, 12/16/2027	1,960,906
622,184		MMAF Equipment Finance LLC 2025-A, Class A2, 4.640%, 10/13/2028	624,175
		TOTAL	9,395,062
		Other—3.3%
3,000,000	[1]	PFS Financing Corp. 2024-E, Class A, 4.492% (30-DAY AVERAGE SOFR +0.850%), 7/15/2028	3,007,126
2,500,000	[1]	PFS Financing Corp. 2025-C, Class A, 4.592% (30-DAY AVERAGE SOFR +0.950%), 4/16/2029	2,514,853
2,000,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	2,005,177
800,000		Verizon Master Trust 2025-3, Class C, 4.900%, 3/20/2030	795,204
1,000,000		Verizon Master Trust 2025-9, Class C, 4.410%, 10/21/2030	994,863
1,000,000		Verizon Master Trust 2026-1, Class C, 4.430%, 2/20/2031	996,042
		TOTAL	10,313,265
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $100,389,650)	100,576,903
		OTHER REPURCHASE AGREEMENTS—19.6%
15,054,000		BNP Paribas S.A., 3.66%, dated 5/29/2026, interest in a $2,000,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,000,610,000 on 6/1/2026, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt securities with a market value of $2,040,622,219 have been received as collateral and held with BNY Mellon as tri-party agent.	15,054,000

Principal Amount			Value
		OTHER REPURCHASE AGREEMENTS—continued
$15,054,000
MUFG Securities Americas, Inc., 3.77%, dated 5/29/2026, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,094,250 on 6/1/2026, in which common stocks, collateralized mortgage obligations, corporate bonds, exchange-traded funds and medium-term notes with a market value of $306,096,421 have been received as collateral and held with BNY Mellon as tri-party agent.
			$ 15,054,000
15,054,000		Societe Generale, Paris, 3.72%, dated 5/29/2026, interest in a $800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $800,248,000 on 6/1/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes with a market value of $816,253,267 have been received as collateral and held with BNY Mellon as tri-party agent.	15,054,000
15,054,000		Standard Chartered Bank, 3.67%, dated 5/29/2026, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,045,875 on 6/1/2026, in which treasury bonds and U.S. Government Agency securities with a market value of $153,046,869 have been received as collateral and held with BNY Mellon as tri-party agent.	15,054,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $60,216,000)	60,216,000
		REPURCHASE AGREEMENT—11.7%
35,907,000		Interest in $1,250,000,000 joint repurchase agreement 3.63%, dated 5/29/2026 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,250,378,125 on 6/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/15/2068 and the market value of those underlying securities was $1,281,411,245. (IDENTIFIED COST $35,907,000)	35,907,000
	[2]	COMMERCIAL PAPER—3.3%
		Utility - Natural Gas—3.3%
10,000,000		Energy Transfer LP, 3.881%, 6/1/2026 (IDENTIFIED COST $10,000,000)	9,996,715
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $308,874,916)	309,219,901
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[3]	(2,065,281)
		NET ASSETS—100%	$307,154,620

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At May 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
SOFR	—Secured Overnight Financing Rate